LONG-TERM DEBT (Narrative) (Details) $ in Thousands, ¥ in Billions	1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2025 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 JPY (¥)	Sep. 30, 2023 JPY (¥)	Dec. 31, 2021 JPY (¥)
Debt Instrument [Line Items]
Outstanding capital lease liability			$ 52,928		$ 73,453
Lease liability			25,043		24,785
Operating Lease, Payments			110,582
Office space operating facilities and vehicles [Member]
Debt Instrument [Line Items]
Operating Lease, Cost			$ 8,899		4,592		$ 4,807
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member]
Debt Instrument [Line Items]
Interest rate			2.00%						2.00%
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | 2021 JPY Loan [Member]
Debt Instrument [Line Items]
Outstanding principal								$ 70,000
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | 2023 JP Loan [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 22,000
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | 2024 JPY Loan [Member]
Debt Instrument [Line Items]
Outstanding principal			$ 92,000
Loan outstanding amount			$ 92,000		$ 100,000
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | JPY [Member] | 2021 JPY Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥											¥ 11.0
Interest rate								1.95%			1.95%
Description of collateral								The 2021 JPY Loan was secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.
Payment terms								principal payable in seven semiannual payments from December 2024 until December 2027.
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | JPY [Member] | 2023 JP Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥										¥ 3.5
Interest rate	2.00%									2.00%
Description of collateral	The 2023 JPY Loan was secured by a second lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.
Payment terms	payable in seven semiannual payments from September 2024 until September 2027.
Tower Partners Semiconductor Co., Ltd ("TPSCo") [Member] | JPY [Member] | 2024 JPY Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥									¥ 14.5
Interest rate			2.00%						2.00%
Loan repaid | ¥		¥ 3.0				¥ 11.5
Loan amount withdrawn | ¥		¥ 2.0		¥ 12.5
Loan outstanding amount | ¥				¥ 14.5		¥ 15.5
Description of collateral			The 2024 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.	The 2024 JPY Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami facilities.
Payment terms			principal payable in seven semiannual payments from December 2027 to December 2030.	principal payable in seven semiannual payments from December 2027 to December 2030.